Income Taxes - The Company's deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets
Non-capital losses	$ 7,409	$ 10,925
Capital losses and other		70
Equipment	90	5
Share issuance costs	10	75
Total deferred income tax assets	7,509	11,075
Valuation allowance	(7,509)	(11,075)
Deferred Tax Liability
Difference between the book value and the tax basis of the TOML exploration contract (Note 7)	$ (10,675)	$ (10,675)